Vessels, net (Tables)	6 Months Ended
Jun. 30, 2016
Vessels, net [Abstract]
Vessels
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	$97,100	$(672)	$96,428
Depreciation	-	(1,723)	(1,723)
Balance, June 30, 2016	$97,100	$(2,395)	$94,705

Assets and Liabilities Held for Sale
Total assets	December 31, 2015	June 30, 2016

Cash and cash equivalents	$12	$-
Restricted cash	4,920	-
Accounts receivable trade, net	7	-
Due from related parties - TMS Bulkers Ltd. (Note 4)	2,492	-
Inventories	384	-
Prepayments and advances	15	-
Insurance claims	97	-
Vessels held for sale	208,099	97,515
Total assets held for sale	$216,026	$97,515

Total liabilities

Bank debt	$103,680	$-
Accounts payable	1	-
Accrued liabilities	271	-
Deferred revenues	414	-
Total liabilities held for sale	$104,366	$-